Income Taxes (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income tax benefit at federal statutory rate	(21.00%)	(34.00%)
State income tax, net of federal benefit	(7.70%)	(6.50%)
Warrant expense	9.40%	10.60%
Disqualified interest and other	1.00%	0.90%
Research credits	(1.50%)	(1.20%)
U.S. tax reform		8.30%
Valuation allowance	19.80%	21.90%
Effective tax rate